SHAREHOLDERS' EQUITY (Schedule of Stock Option Activity) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Number of options
Outstanding at January 1, 2020	4,091,127
Granted	1,915,435
Exercised	(1,042,849)
Cancelled	(436,666)
Outstanding at December 31, 2020	4,527,047	4,091,127
Exercisable at December 31, 2020	1,902,226
Vested and expected to vest at December 31, 2020	3,789,743
Weighted average Exercise price
Outstanding at January 1, 2020	$ 3.79
Granted	2.66
Exercised	3.86
Cancelled	4.36
Outstanding at December 31, 2020	3.24	$ 3.79
Exercisable at December 31, 2020	3.70
Vested and expected to vest at December 31, 2020	$ 3.36
Weighted average Remaining contractual term
Outstanding	21 years 9 months 14 days	4 years 8 months 12 days
Exercisable at December 31, 2020	3 years 6 months 3 days
Vested and expected to vest at December 31, 2020	3 years 2 months 19 days
Aggregate intrinsic value
Outstanding at January 1, 2020	$ 10,226
Exercised	5,010
Outstanding at December 31, 2020	42,942	$ 10,226
Exercisable at December 31, 2020	17,171
Vested and expected to vest at December 31, 2020	$ 35,604
Performance-based Stock Options [Member]
Number of options
Outstanding at January 1, 2020	66,666
Granted	815,354
Exercised	(66,666)
Cancelled	(46,043)
Outstanding at December 31, 2020	769,311	66,666
Exercisable at December 31, 2020	200,000
Vested and expected to vest at December 31, 2020	596,988
Weighted average Exercise price
Outstanding at January 1, 2020	$ 3.24
Granted	2.62
Exercised	3.24
Cancelled
Outstanding at December 31, 2020	2.78	$ 3.24
Exercisable at December 31, 2020	5.35
Vested and expected to vest at December 31, 2020	$ 3.58
Weighted average Remaining contractual term
Outstanding	40 years 6 months 10 days	4 years 11 months 12 days
Exercisable at December 31, 2020	6 years 6 months 29 days
Vested and expected to vest at December 31, 2020	4 years 6 months 3 days
Aggregate intrinsic value
Outstanding at January 1, 2020	$ 199
Exercised	514
Outstanding at December 31, 2020	7,653	$ 199
Exercisable at December 31, 2020	1,476
Vested and expected to vest at December 31, 2020	$ 5,460